Derivative Financial Instruments - Forward foreign exchange contracts (Details) € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 JPY (¥) contract $ / € $ / ¥	Dec. 31, 2020 EUR (€) contract $ / € $ / ¥
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ (64,044)	$ (54,050)	$ (7,922)
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ (21)	$ 1,815	$ (3,589)
Forward foreign exchange contracts held for trading | EUR
Forward foreign exchange contracts
Notional amount | €					€ 13,500
Forward foreign exchange contracts held for trading | JPY
Forward foreign exchange contracts
Notional amount | ¥				¥ 29,397
GasLog with counterparty ABN, settlement in January - March 2021 | EUR
Forward foreign exchange contracts
Trade date	November 2020
Number of contracts | contract				3	3
Settlement Date	January - March 2021
Notional amount | €					€ 6,000
GasLog with counterparty ABN, settlement in January - March 2021 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1978582	1.1978582
GasLog with counterparty ABN, settlement in January - March 2021 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1995155	1.1995155
GasLog with counterparty Citibank Europe PLC UK, settlement in January - March 2021 | EUR
Forward foreign exchange contracts
Trade date	November 2020
Number of contracts | contract				3	3
Settlement Date	January - March 2021
Notional amount | €					€ 7,500
GasLog with counterparty Citibank Europe PLC UK, settlement in January - March 2021 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1975	1.1975
GasLog with counterparty Citibank Europe PLC UK, settlement in January - March 2021 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1991	1.1991
GasLog with counterparty Citibank Europe PLC UK, settlement in January 2021 | JPY
Forward foreign exchange contracts
Trade date	November 2020
Number of contracts | contract				1	1
Settlement Date	January 2021
Fixed Exchange Rate | $ / ¥				0.0096019938	0.0096019938
Notional amount | ¥				¥ 29,397